Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenue	$ 179,529	$ 174,594	$ 140,521
Net income / (loss) attributable to Xunlei Limited	10,812	10,662	503
Variable Interest Entity, Primary Beneficiary [Member]
Net revenue	179,590	174,594	140,532
Net income / (loss) attributable to Xunlei Limited	$ (5,730)	$ 1,368	$ 14,637